Fixed Deposits (Details) - Schedule of Fixed Deposits	Jun. 30, 2024 CNY (¥)
Schedule of Fixed Deposits [Line Items]
Principle Amount	¥ 19,000,000
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principle Amount	¥ 8,000,000
Annual Interest Rate	3.20%
Deposit date	May 10, 2023
Maturity date	May 10, 2026
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principle Amount	¥ 3,000,000
Annual Interest Rate	3.20%
Deposit date	May 11, 2023
Maturity date	May 11, 2026
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principle Amount	¥ 8,000,000
Annual Interest Rate	3.20%
Deposit date	May 12, 2023
Maturity date	May 12, 2026